Schedule of Maturity of Lease Payments under Finance Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Leases
2026		$ 69,683
2027	49,207	49,207
Total undiscounted finance lease payments	49,207	118,890
Less: imputed interest	(862)	(4,395)
Finance lease liabilities recognized in the Consolidated Balance Sheet	$ 48,345	$ 114,495